Business combinations - Contingent Consideration Liability (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Apr. 06, 2022	Dec. 31, 2021
Business combinations
Beginning balance	€ (4,894)	€ (4,894)		€ (8,200)
Cash payments during the year		4,385
Fair value changes recognized in profit for the year		(1,079)
As of December 31, 2022	(4,894)	(4,894)		€ (8,200)
Fresh Eight Limited
Business combinations
Beginning balance	(4,900)	(4,900)
As of December 31, 2022	(4,900)	(4,900)
Vaix Limited | At Fair Value | Level 3
Business combinations
Beginning balance	(19,539)	(19,539)	€ (18,800)
Fair value changes recognized in profit for the year	(739)
As of December 31, 2022	€ (19,539)	€ (19,539)	€ (18,800)